Condensed Consolidated Statements of Cash Flows	6 Months Ended				12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 HKD ($)
Cash flows from operating activities:
Net loss	$ (225,205)	$ (1,756,610)	$ (88,917)	$ (693,556)	$ (129,719)	$ (1,011,804)	$ (131,073)	$ (1,022,362)
Adjustments to reconcile net loss to net cash provided by operating activities
Allowance for doubtful accounts	5,632	43,932		71,879	71,547	558,069		212,718
Depreciation of property and equipment	2,003	15,620		15,435	3,981	31,055		21,601
Change in operating assets and liabilities:
Accounts receivable	189,906	1,481,264		2,566,568	38,806	302,688		(670,663)
Due to directors	145,726	1,136,666		(245,220)	218,698	1,705,845		155,204
Deposits, prepayments and other receivables	79,465	619,830		(1,493,423)	(4,626)	(36,085)		(83,925)
Accounts payable	(9,487)	(74,000)		(1,133,278)	(135,805)	(1,059,278)		546,749
Accrued liabilities and other payable	(97,918)	(763,756)		1,216,260	34,410	268,394		629,643
Contract liabilities	(97,883)	(763,488)		(674,773)	(27,214)	(212,273)		307,918
Net cash provided by (used in) operating activities	(7,761)	(60,542)		(370,108)	70,078	546,611		96,883
Cash flows from investing activities:
Purchase of property and equipment				(6,500)	(833)	(6,500)		(70,692)
Net cash used in investing activities				(6,500)	(833)	(6,500)		(70,692)
Cash flows from financing activities:
Payment of deferred offering cost	(42,859)	(334,300)			(193,603)	(1,510,100)
Proceeds from issuance of new shares	126	985			77,641	605,600
Loan from related party				395,000	60,000	468,000
Net cash provided by (used in) financing activities	(42,733)	(333,315)		395,000	(55,962)	(436,500)
Net change in cash and cash equivalent	(50,494)	(393,857)		18,392
Effect of foreign exchange rate changes	953	7,439		1,164	771	6,013		(80)
Net change in cash and cash equivalent					14,054	109,624		26,111
BEGINNING OF PERIOD	67,975	530,206	$ 53,921	420,582	53,921	420,582		394,471
END OF PERIOD	18,434	143,788		440,138	67,975	530,206	$ 53,921	420,582
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes					322	2,509
Cash paid for interest
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Unpaid deferred offering costs					61,049	476,179
Shares issuance to settle shareholder's debt					$ 30,000	$ 234,000